                                                                     Rule 497(c)
                                                               File No. 33-26305



                              January 28, 1998, As Revised April 15, 1998
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MICRO-CAP EQUITY PORTFOLIO INVESTOR SHARES
-------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS
                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   6
            What Additional Investment Policies And Risks Apply?.........   7
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  12
            Who Manages The Fund?........................................  13
            What Pricing Options Are Available To Investors?.............  17
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  18
            How Are Shares Purchased?....................................  19
            How Are Shares Redeemed?.....................................  20
            What Are The Shareholder Features Of The Fund?...............  22
            What Is The Schedule Of Sales Charges And Exemptions?........  24
            How Is Net Asset Value Calculated?...........................  28
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  28
            How Are Fund Distributions Taxed?............................  29
            How Is the Fund Organized?...................................  30
            How Is Performance Calculated?...............................  31
            How Can I Get More Information?..............................  32

             This Prospectus sets forth concisely information about the BlackRock Micro-Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from BlackRock Funds SM (the "Fund") by calling (800) 441-7762. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Ad-ditional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      2.

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MICRO-CAP EQUITY PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen diversified investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Micro-Cap Equity Portfolio begins on page 6. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Wilshire Quantum MicroCap Index and its Lipper peer group is the Micro Cap Funds category. The Wilshire Quantum MicroCap Index is comprised of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on market capitalization. The Wilshire 5000 Index contains all publicly traded U.S. stocks, excluding REITS and limited partnerships.

               BlackRock Advisors, Inc. ("BlackRock") serves as the Portfo-lio's investment adviser. BlackRock Financial Management, Inc. ("BFM"), an affiliate of BlackRock, serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Micro-Cap Equity
BLACKROCK      Portfolio. We intend this document to be an effective tool as
MICRO-CAP      you explore one approach to micro cap equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective. The Portfolio will hold equity securities
EQUITY         of micro cap issuers and may acquire warrants and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency ex-change contracts. Certain risks associated with international investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See "What Additional Investment Policies
               And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolio, see "How Are Shares Purchased?" and "How Are Shares
BLACKROCK      Redeemed?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses and shareholder transaction expenses expected to be incurred by Investor Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. The figures shown under "Other expenses" are estimated for the current fiscal year. An ex-ample based on the summary is also shown.

                                               MICRO-CAP EQUITY PORTFOLIO
                                           INVESTOR A INVESTOR B   INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Charge(/1/)
 (as a percentage of offering price)            5.0%         None         None
Maximum Deferred Sales Charge(/1/)(/2/)
 (as a percentage of offering price)             None        4.5%         1.0%
Sales Charge on Reinvested Dividends             None        None         None
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees                                   1.10%        1.10%        1.10%
12b-1 fees(/3/)(/4/)                             .00          .75          .75
Other operating expenses (after fee
 waivers)(/3/)                                   .82          .82          .82
                                               -----        -----        -----
 Shareholder servicing fee                 .25         .25          .25
 Shareholder processing fee                .15         .15          .15
 Other expenses                            .42         .42          .42
                                           ---        ----         ----
Total Portfolio operating expenses (after
 fee waivers)(/3/)                              1.92%        2.67%        2.67%
                                               ======      ======       ======

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfolio. BlackRock and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operat-ing expenses through the fiscal year ending September 30, 1998 at the lev-els set forth in the table. Without waivers, "Total Portfolio operating ex-penses" would be: (i) 1.95% for Investor A Shares; and (ii) 2.70% for In-vestor B Shares and Investor C Shares. The Portfolio does not expect to in-cur 12b-1 fees in excess of .005% with respect to Investor A Shares (other-wise payable at the maximum rate of .10%) through the fiscal year ending September 30, 1998.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares of the Portfolio would pay the following ex-penses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                          ONE YEAR THREE YEARS
 A Shares*                  $69       $107
 B Shares (Redemption)**     72        120
 B Shares (No Redemption)    27         83
 C Shares                    27         83

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund?--Distribu-tion and Service Plan" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other insti-tutions directly on their customer accounts in connection with investments in the Portfolio. For a detailed description of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
-------------------------------------------------------------------------------

                 The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these var-ious product options in the way that most closely fits the investor's investment goals and sentiments.

INVESTMENT       The Micro-Cap Equity Portfolio seeks to provide long-term
OBJECTIVE        capital appreciation.

INVESTMENT       Pursues micro cap equity securities with earnings visibility
STYLE            and earnings growth potential. Emphasizes micro cap equity securities which the sub-adviser considers to have favorable and above-average earnings growth prospects.

PORTFOLIO        Equity securities with growth rate estimates in excess of
EMPHASIS         average for benchmark and capitalizations of $25 million to
                 $300 million.

                 The Portfolio will invest primarily in micro cap companies that have revenue and earnings growth visibility of 20% or higher. Generally, only companies in the top 40th percentile of the micro cap sector, with respect to revenue and earn-ings growth visibility will be considered appropriate in-vestments. Such companies will generally have debt which does not exceed 40% of its capitalization.

IMPORTANT        In certain investment cycles and over certain holding peri-
RISK             ods, an equity fund that invests in micro cap stocks may
CONSIDERATIONS   perform above or below the market. An investment program
                 that combines multiple disciplines across different styles and market capitalizations allows investors to select from various product options in a way that most closely fits the investor's investment goals. The BlackRock Micro-Cap Equity
                 Portfolio should be considered an aggressive allocation within an overall investment strategy.

                                      6.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the Micro-Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securi-ties of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

MICRO CAP ISSUERS. Micro cap issuers will normally have more limited product lines, markets and financial resources and will be dependent upon a more lim-ited management group than larger capitalized companies. In addition, many mi-cro cap companies are not well known to the investing public, do not have sig-nificant institutional ownership and are followed by relatively few securities analysts, with the result that there may be less publicly available information concerning such companies in comparison with the information relating to compa-nies with larger market capitalizations. Also, the securities of micro cap com-panies are often traded in the over-the-counter markets and may have fewer mar-ket makers and wider spreads between their quoted bid and asked prices, and concomitantly lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of larger, more estab-lished companies, particularly those traded on the New York or American Stock Exchanges.

There have been instances of fraud in the micro cap market, including the ma-nipulation of micro cap stocks by brokers, issuers and promoters to benefit themselves at the expense of investors. No assurance can be given that the Mi-cro-Cap Equity Portfolio will not suffer losses due to fraudulent activity in the market in which it invests.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described below under "International Investing."

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of

                                       7.

--------------------------------------------------------------------------------
funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary pol-icies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for

                                       8.

--------------------------------------------------------------------------------
other hedging purposes. The value of the Portfolio's contracts may equal or ex-ceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might other-wise result from a market decline or currency exchange fluctuation. The Portfo-lio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In con-nection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by the Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without limi-tation in high quality money market instruments. The Portfolio may also invest in high quality money market instruments pending investment or to meet antici-pated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, ex-penses and/or delays in connection with the disposition of the underlying secu-rities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery

                                       9.

--------------------------------------------------------------------------------
taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to pur-chase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. Secu-rities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of an-other investment company, the Portfolio would bear, along with other sharehold-ers, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are

                                      10.

--------------------------------------------------------------------------------
not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increas-ing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securi-ties.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      11.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      12.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of BlackRock Funds are managed under
TRUSTEES       the direction of the Board of Trustees. The following persons currently serve as trustees of BlackRock Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND
SUB-ADVISER    The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
               BlackRock (formerly PNC Asset Management Group, Inc.) was orga-nized in 1994 to perform advisory services for investment com-panies, and has its principal offices at 345 Park Avenue, New
               York, New York 10154. BlackRock is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               The sub-adviser to the Portfolio is BlackRock Financial Management, Inc., an affiliate of BlackRock, with primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103. BFM is a registered investment adviser. William J. Wykle and Thomas Callan serve as portfolio managers of the Portfolio. Mr. Wykle has been an investment manager at the sub-adviser since 1995. From 1986 to 1995, Mr. Wykle was an investment manager with PNC Bank. Mr. Callan has been an investment manager at the sub-adviser since 1996, prior to which he was an equity analyst with PNC Bank since 1993. Prior to 1993, Mr. Callan was a Trust Department Trainee at PNC Bank.

               As adviser, BlackRock is responsible for the overall investment management of the Portfolio. The sub-adviser is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. The sub-adviser also provides research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income; Growth equity; Value equity.

               . BlackRock International, Ltd.: International equity.

               . BlackRock Institutional Management Corp.: Money market.

               For their investment advisory and sub-advisory services, Black-Rock and the sub-adviser are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under

                                      13.

--------------------------------------------------------------------------------

                  "What Are the Expenses of the Portfolio?" BlackRock and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock and do not represent an extra charge to the Portfo-lio.

                       MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.10%                       .950%
            $1 billion -- $2 billion             1.05                        .900
            $2 billion -- $3 billion             1.025                       .875
            greater than $3 billion              1.00                        .850

                  BFM strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with the Fund's distributor.

ADMINISTRATORS
                  BlackRock, PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidi-ary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                  The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, BlackRock is enti-tled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined ad-ministration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and (ii) .115% of the first $500 million of the average daily net assets allocated to each class of Investor Shares of the Portfolio, .105% of the next $500 mil-lion of such average daily net assets and .095% of the aver-age daily net assets allocated to each class of Investor Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their admin-istration fees from the Portfolio.

                  For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER AGENT,   PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND          Street, Philadelphia, Pennsylvania 19103, serves as the Port-
DISBURSING        folio's custodian and PFPC serves as its transfer agent and
AGENT AND         dividend disbursing agent. PFPC has its principal offices at
CUSTODIAN         400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTION      Under the Fund's Distribution and Service Plan (the "Plan"),
AND SERVICE       Investor Shares of the Portfolio bear the expense of payments
PLAN              ("distribution fees") made to BDI, as the Fund's distributor
                  (the "Distributor"), or affiliates of PNC Bank, for distribu-tion and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offer-ing and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor

                                      14.

--------------------------------------------------------------------------------
               and PNC Bank affiliates for related expenses, including pay-ments to brokers, dealers, financial institutions and industry professionals ("Service Organizations") for sales support serv-ices and related expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The
               Plan also permits the Distributor, the Administrators and other companies that receive fees from the Fund to make payments re-lating to distribution and sales support activities out of their past profits or other sources available to them. For fur-ther information, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

               Under the Plan, the Fund intends to enter into service arrange-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pur-suant to which Service Organizations will render certain sup-port services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servic-ing fee of up to .25% (annualized) of the average daily net as-set value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following servic-es: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting cus-tomers in designating and changing dividend options, account designations and addresses; and providing other similar share-holder liaison services. In consideration for a separate share-holder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their custom-ers, Service Organizations may provide one or more of these ad-ditional services to such customers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

               Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional informa-tion and of printing and distributing prospectuses and state-ments of additional information to existing shareholders,

                                      15.

--------------------------------------------------------------------------------

                  expenses relating to shareholder reports, shareholder meet-ings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular in-vestment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      16.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

               The Portfolio offers different pricing options to investors in the form of different share classes. These options are de-scribed below:

               A SHARES (FRONT-END LOAD)
                One time, front-end sales charge at time of purchase
                No charges or fees at any time for redeeming shares
                Lower ongoing expenses
                Free exchanges with other A Shares in the BlackRock Funds fam-ily
               A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

               B SHARES (BACK-END LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%
                Free exchanges with other B Shares in the BlackRock Funds fam-ily
                Automatically convert to A Shares eight years from purchase
               B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

               C SHARES (LEVEL LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
               Free exchanges with other C Shares in the BlackRock Funds fam-ily
               C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

THE PRICING OPTIONS FOR THE PORTFOLIO ARE DESCRIBED IN THE TABLE BELOW:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

* The Portfolio does not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares through the fiscal year ending September 30, 1998.

Investors wishing to purchase shares of the Portfolio may do so either by mail-ing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      17.

-------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
-------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

INTENDED HOLDING PERIOD. Over time, the cumulative distribution fees on the Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge approximately 6 years after purchase. Thereafter, In-vestor B Shares and Investor C Shares would bear higher aggregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permit-ting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and In-vestor C Shares.

Because the Portfolio's future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

REDUCED SALES CHARGES. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

WAIVER OF SALES CHARGES. The entire initial sales charge on Investor A Shares of the Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in the Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      18.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of the Portfolio. All share pur-chase orders that fail to specify a class will automatically be invested in In-vestor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolio's custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to BlackRock Funds. The Fund does not accept third party checks for initial or subsequent investments. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio must also ap-pear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must in-clude the name of the Portfolio, specify the class of Investor Shares and in-clude the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of the Portfolio are sold on a continuous basis by BDI as the Distributor. BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for the Portfolio. The Fund re-serves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of the Portfolio at any time.

                                      19.

-------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
-------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the con-tingent deferred sales charge, if applicable, there is no charge for a redemp-tion. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIO, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B Shares or Investor C Shares in the Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares in the Portfo-lio, the redemption order will be processed to minimize the amount of the con-tingent deferred sales charge that will be charged unless the shareholder in-dicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institu-tion. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a corporation, part-nership, trust, fiduciary, executor or administrator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any

                                      20.

--------------------------------------------------------------------------------
loss, liability, cost or expense for acting upon telephone instructions reason-ably believed to be genuine in accordance with such procedures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in the Portfolio at any time the net asset value of the account in the Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. A shareholder will be notified in writ-ing that the value of the shareholder's account in the Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is nor-mally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, howev-er, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determina-tion that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      21.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

BLACKROCK FUNDS offers shareholders many special features which enable an in-vestor to have greater investment flexibility as well as greater access to in-formation about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of the Portfo-lio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this op-tion, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange re-quests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

                                      22.

--------------------------------------------------------------------------------

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of the Portfolio may arrange for periodic investments in the Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in the Portfolio. Shareholders may elect to re-ceive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Pur-chases of additional Investor A Shares of the Fund concurrently with withdraw-als may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      23.

-------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
-------------------------------------------------------------------------------

INVESTOR A       Investor A Shares of the Portfolio are subject to a front-
SHARES           end sales charge determined in accordance with the following schedules:

                                                            REALLOWANCE OR
                                                            PLACEMENT FEES
                              SALES CHARGE   SALES CHARGE     TO DEALERS
    AMOUNT OF TRANSACTION        AS % OF      AS % OF NET      (AS % OF
      AT OFFERING PRICE      OFFERING PRICE* ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000               5.00%          5.26%           4.50%
  $25,000 but less than
   $50,000                        4.75           4.99            4.25
  $50,000 but less than
   $100,000                       4.50           4.71            4.00
  $100,000 but less than
   $250,000                       4.00           4.17            3.50
  $250,000 but less than
   $500,000                       3.00           3.09            2.50
  $500,000 but less than
   $1,000,000                     2.00           2.04            1.50
  $1,000,000 but less than
   $2,000,000                     0.00           0.00            1.00
  $2,000,000 but less than
   $3,000,000                     0.00           0.00            0.95
  $3,000,000 but less than
   $5,000,000                     0.00           0.00            0.87
  $5,000,000 but less than
   $10,000,000                    0.00           0.00            0.69
  $10,000,000 but less than
   $15,000,000                    0.00           0.00            0.62
  $15,000,000 but less than
   $20,000,000                    0.00           0.00            0.53
  $20,000,000 but less than
   $40,000,000                    0.00           0.00            0.39


* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to deal-ers. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, BlackRock and/or their affiliates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolio, to dealers in connection with the sale and distribution of shares (such as additional payments based on new sales), and may, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retir-ees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-shar-ing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan;
(b) persons investing through an authorized investment plan for organizations which operate under Section

                                      24.

--------------------------------------------------------------------------------
501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Portfolio, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares that would otherwise be subject to front-end sales charges equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other finan-cial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

QUALIFIED PLANS. In general, the sales charge (as a percentage of the offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 2.50%. The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above.

The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolio for purchases through cer-tain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Informa-tion.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in the Portfolio or the total amount of an investor's initial investment in such shares, less redemptions (whichever is greater) may be combined with the amount of the investor's current purchase in determining the applicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of the Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should con-sult a tax adviser concerning the tax consequences of use of the reinvestment privilege.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be

                                      25.

--------------------------------------------------------------------------------
signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial in-vestment requirement and represent at least 5% of the total intended invest-ment. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent. All dividends and capital gains of the Portfolio that are invested in additional Investor A Shares of the Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor B Shares to certain retirement plans sponsored by the Fund, BlackRock or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, place-ment fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock and/or their affiliates may provide to dealers in connection with the sale of shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the purchase date and the date the Investor B Shares are redeemed as set forth in the fol-lowing chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and

                                      26.

--------------------------------------------------------------------------------

described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of Investor C Shares to certain retirement plans spon-sored by the Fund, BlackRock or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments, may be different than the reallowances, placement fees and commissions paid to dealers in con-nection with sales of Investor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions-- Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock and/or their affiliates may provide to dealers in connection with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE--INVESTOR B AND INVESTOR C SHARES. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in connection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemp-tions made with respect to certain retirement plans sponsored by the Fund, BlackRock or its affiliates; (4) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B Shares or Investor C Shares; (5) involuntary redemptions of Investor B Shares or Investor C Shares in accounts with low balances as de-scribed in "How Are Shares Redeemed?"; and (6) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Features Of The Fund?--Systematic Withdrawal Plan." In addition, no contingent deferred sales charge is charged on Investor B Shares or Investor C Shares acquired through the reinvestment of dividends or distributions. The Fund also waives the contingent deferred sales charge on re-demptions of Investor B Shares of the Portfolio purchased through certain Qual-ified Plans participating in programs whose sponsors or administrators have en-tered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares and Investor C Shares are re-deemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distribu-tions) and after that from the shares that have been held the longest.

                                      27.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by the Portfolio that are allocated to a particu-lar class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      28.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      29.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus re-lates only to Investor A Shares, Investor B Shares and Investor C Shares.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the Port-folio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of each of the Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The per-formance of each class of Investor Shares may be different. The Portfolio of-fers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Portfolio's Institutional and Serv-ice Share Classes, contact PFPC at (800) 441-7764.

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.


                                      30.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, the Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load. Excluding the sales load may have the effect of en-hancing total return.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Micro Cap Fund Index and the Financial Times World Stock Index, as well as the Wilshire MicroCap Index. Performance informa-tion may also include evaluations of the Portfolio and its share classes pub-lished by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Invest-or, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of the Portfolio, the Portfolio may pro-vide other information demonstrating hypothetical investment returns. This in-formation may include, but is not limited to, illustrating the compounding ef-fects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Investor Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Investor Shares will not be included in the Portfolio performance calculations.

                                      31.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      32.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $15 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                     Rule 497(c)
                                                               File No. 33-26305


                              January 28, 1998, As Revised April 15, 1998
-------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Additional Investment Policies And Risks Apply?.........   6
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  10
            Who Manages The Fund?........................................  11
            How Are Shares Purchased And Redeemed?.......................  13
            How Is Net Asset Value Calculated?...........................  15
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  15
            How Are Fund Distributions Taxed?............................  16
            How Is The Fund Organized?...................................  17
            How Is Performance Calculated?...............................  18
            How Can I Get More Information?..............................  19

ASKING THE KEY
QUESTIONS

             This Prospectus sets forth concisely information about the BlackRock Micro-Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional In-formation may be obtained free of charge from BlackRock Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Ad-ditional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

             SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      2.

--------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen diversified investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Micro-Cap Equity Portfolio begins on page 5. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Wilshire Quantum MicroCap Index and its Lipper peer group is the Micro Cap Funds category. The Wilshire Quantum MicroCap Index is comprised of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on market capitalization. The Wilshire 5000 Index contains all publicly traded U.S. stocks, excluding REITS and limited partnerships.

               BlackRock Advisors, Inc. ("BlackRock") serves as the Portfo-lio's investment adviser. BlackRock Financial Management, Inc. ("BFM"), an affiliate of BlackRock, serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Micro-Cap Equity
BLACKROCK      Portfolio. We intend this document to be an effective tool as
MICRO-CAP      you explore one approach to micro cap equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective. The Portfolio will hold equity securities
EQUITY         of micro cap issuers and may acquire warrants and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase
               agreements; lend portfolio securities to third parties; and en-ter into futures contracts and options and forward currency ex-change contracts. Certain risks associated with international investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See "What Additional Investment Policies
               And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolio, see "How Are Shares Purchased And Redeemed?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolio for the current fiscal year as a percent-age of average daily net assets. The figure shown under "Other expenses" is es-timated for the current fiscal year. An example based on the summary is also shown.

                                                              MICRO-CAP
                                                                EQUITY
                                                              PORTFOLIO
 ANNUAL PORTFOLIO OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Advisory fees                                                      1.10%
 Other operating expenses                                            .35
                                                                     ---
 Administration fees (after fee waivers)(/1/)                  .20
 Other expenses                                                .15
                                                               ---
 Total Portfolio operating expenses (after fee waivers)(/1/)        1.45%
                                                                    ====

(1) BlackRock and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operat-ing expenses through the fiscal year ending September 30, 1998 at the lev-els set forth in the table. Without waivers, "Total Portfolio operating ex-penses" would be 1.48%.

EXAMPLE

An investor in Institutional Shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemp-tion at the end of each time period:

                            ONE YEAR   THREE YEARS

                                $15         $46

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Port-folio's investment adviser or other institutions directly on their customer ac-counts in connection with investments in the Portfolio. For a detailed descrip-tion of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the eq-uity sector. Nine of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     The Micro-Cap Equity Portfolio seeks to provide long-term capi-
OBJECTIVE      tal appreciation.

INVESTMENT     Pursues micro cap equity securities with earnings visibility
STYLE          and earnings growth potential. Emphasizes micro cap equity se-
               curities which the sub-adviser considers to have favorable and above-average earnings growth prospects.

PORTFOLIO      Equity securities with growth rate estimates in excess of aver-
EMPHASIS       age for benchmark and capitalizations of $25 million to $300 million.

               The Portfolio will invest primarily in micro cap companies that have revenue and earnings growth visibility of 20% or higher. Generally, only companies in the top 40th percentile of the mi-cro cap sector, with respect to revenue and earnings growth visibility, will be considered appropriate investments. Such companies will generally have debt which does not exceed 40% of its capitalization.

IMPORTANT      In certain investment cycles and over certain holding periods,
RISK           an equity fund that invests in micro cap stocks may perform
CONSIDERATIONS above or below the market. An investment program that combines multiple disciplines across different styles and market capitalizations allows investors to select from various product options in a way that most closely fits the investor's investment goals. The BlackRock Micro-Cap Equity Portfolio should be considered an aggressive allocation within an overall investment strategy.

                                       5.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the Micro-Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securi-ties of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

MICRO CAP ISSUERS. Micro cap issuers will normally have more limited product lines, markets and financial resources and will be dependent upon a more lim-ited management group than larger capitalized companies. In addition, many mi-cro cap companies are not well known to the investing public, do not have sig-nificant institutional ownership and are followed by relatively few securities analysts, with the result that there may be less publicly available information concerning such companies in comparison with the information relating to compa-nies with larger market capitalizations. Also, the securities of micro cap com-panies are often traded in the over-the-counter markets and may have fewer mar-ket makers and wider spreads between their quoted bid and asked prices, and concomitantly lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of larger, more estab-lished companies, particularly those traded on the New York or American Stock Exchanges.

There have been instances of fraud in the micro cap market, including the ma-nipulation of micro cap stocks by brokers, issuers and promoters to benefit themselves at the expense of investors. No assurance can be given that the Mi-cro-Cap Equity Portfolio will not suffer losses due to fraudulent activity in the market in which it invests.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described below under "International Investing."

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In ad-dition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

                                       6.

--------------------------------------------------------------------------------

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to

                                       7.

-------------------------------------------------------------------------------
offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional In-formation.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without lim-itation in high quality money market instruments. The Portfolio may also in-vest in high quality money market instruments pending investment or to meet anticipated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

                                      8.

--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. Secu-rities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of an-other investment company, the Portfolio would bear, along with other sharehold-ers, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buy-ers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-ad-viser that an adequate trading market exists for the securities. This invest-ment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become un-interested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                       9.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      10.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of BlackRock Funds are managed under
TRUSTEES       the direction of the Board of Trustees. The following persons currently serve as trustees of BlackRock Funds:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

               The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND
SUB-ADVISER    The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
               BlackRock (formerly PNC Asset Management Group, Inc.) was orga-nized in 1994 to perform advisory services for investment com-panies, and has its principal offices at 345 Park Avenue, New
               York, New York 10154. BlackRock is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

               The sub-adviser to the Portfolio is BlackRock Financial Manage-ment, Inc., an affiliate of BlackRock, with primary offices at 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103. BFM is a registered investment adviser. William J. Wykle and Thomas Callan serve as portfolio managers of the Portfolio. Mr. Wykle has been an investment manager at the sub-adviser since 1995. From 1986 to 1995, Mr. Wykle was an investment man-ager with PNC Bank. Mr. Callan has been an investment manager at the sub-adviser since 1996, prior to which he was an equity analyst with PNC Bank since 1993. Prior to 1993, Mr. Callan was a Trust Department Trainee at PNC Bank.

               As adviser, BlackRock is responsible for the overall investment management of the Portfolio. The sub-adviser is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. The sub-adviser also provides research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income; Growth equity; Value equity.

               . BlackRock International, Ltd.: International equity.

               . BlackRock Institutional Management Corp.: Money market.

               For their investment advisory and sub-advisory services, BlackRock and the sub-adviser are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" BlackRock and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock and do not represent an extra charge to the Portfolio.

                                      11.

-------------------------------------------------------------------------------

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.10%                       .950%
            $1 billion -- $2 billion             1.05                        .900
            $2 billion -- $3 billion             1.025                       .875
            greater than $3 billion              1.00                        .850

                 BFM strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with the Fund's distributor.

ADMINISTRATORS
                 BlackRock, PFPC Inc. ("PFPC") and BlackRock Distributors, Inc. ("BDI") (the "Administrators") serve as the Fund's co-administrators. BlackRock and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, BlackRock is entitled to receive a fee, computed daily and payable month-ly, at an annual rate of .03% of the Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net as-sets, .075% of the next $500 million of the Portfolio's av-erage daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and (ii) .115% of the first $500 million of the average daily net as-sets allocated to Institutional Shares of the Portfolio, .105% of the next $500 million of such average daily net as-sets and .095% of the average daily net assets allocated to Institutional Shares of the Portfolio in excess of $1 bil-lion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

                 For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER         PNC Bank, whose principal offices are located at 1600 Market
AGENT,           Street, Philadelphia, Pennsylvania 19103, serves as the
DIVIDEND         Portfolio's custodian and PFPC serves as its transfer agent
DISBURSING       and dividend disbursing agent. PFPC has its principal of-
AGENT AND        fices at 400 Bellevue Parkway, Wilmington, Delaware 19809.
CUSTODIAN

EXPENSES
                 Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custo-dian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfo-lio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional in-formation to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solici-tations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or un-der the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      12.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution, and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive the minimum investment amount and may re-ject any order for Institutional Shares, and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of BlackRock, an earlier payment could adversely affect the Portfolio. No charge for wiring redemption payments is imposed by the Fund.

                                      13.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to redeem Institutional Shares in any shareholder's account if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Shares of the Portfolio may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding pur-chases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and condi-tions.

                                      14.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of the Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares, unless a shareholder elects to receive distribu-tions in cash. This election, or any revocation thereof, must be made in writ-ing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      15.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      16.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus re-lates only to Institutional Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the Port-folio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of each of the Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The per-formance of each class of Investor Shares may be different. The Portfolio of-fers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Portfolio's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      17.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of the Portfolio over the mea-suring period. Total return may also be calculated on an aggregate total re-turn basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return as-sume that dividend and capital gain distributions made by the Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The performance of the Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of the Portfolio's Insti-tutional Shares may be compared to data prepared by Lipper Analytical Servic-es, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Com-pany Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Micro-Cap Fund Index and the Financial Times World Stock Index, as well as the Wilshire MicroCap Index. Performance information may also include evaluations of the Portfolio and its Institutional Shares published by nation-ally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio ma-turity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio per-formance calculations.

                                      18.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-DEALER   Monday through Friday     toll-free 888-825-2257
 SUPPORT:
 PORTFOLIO MANAGERS          24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                           toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:            Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.
 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
                             Monday through Friday
 WORLD WIDE WEB:
 Access general fund         24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.
 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      19.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $15 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                                     Rule 497(c)
                                                               File No. 33-26305


                               January 28, 1998, As Revised April 15, 1998
--------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO SERVICE SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS                                                                 PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Additional Investment Policies And Risks Apply?.........   6
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  11
            Who Manages The Fund?........................................  12
            How Are Shares Purchased And Redeemed?.......................  15
            How Is Net Asset Value Calculated?...........................  17
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  17
            How Are Fund Distributions Taxed?............................  18
            How Is the Fund Organized?...................................  19
            How Is Performance Calculated?...............................  20
            How Can I Get More Information?..............................  21

              This Prospectus sets forth concisely information about the Black-Rock Micro-Cap Equity Portfolio (the "Portfolio") that a prospec-tive investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated January 28, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from BlackRock Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other infor-mation regarding the Fund that has been filed with the SEC.

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
MICRO-CAP EQUITY PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 32 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds SM to BlackRock Funds SM.

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen diversified investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the equity sector. Nine of these portfolios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Micro-Cap Equity Portfolio begins on page 5. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Wilshire Quantum MicroCap Index and its Lipper peer group is the Micro Cap Funds category. The Wilshire Quantum MicroCap Index is comprised of all issues in the Wilshire 5000 Index that rank below the 2,501st company based on market capitalization. The Wilshire 5000 Index contains all publicly traded U.S. stocks, excluding REITS and limited partnerships.

               BlackRock Advisors, Inc. ("BlackRock") serves as the Portfo-lio's investment adviser. BlackRock Financial Management, Inc. ("BFM"), an affiliate of BlackRock, serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock Micro-Cap Equity
BLACKROCK      Portfolio. We intend this document to be an effective tool as
MICRO-CAP      you explore one approach to micro cap equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective.The Portfolio will hold equity securities
EQUITY         of micro cap issuers and may acquire warrants and illiquid se-
INVESTING      curities; enter into repurchase and reverse repurchase agree-
               ments; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency ex-change contracts. Certain risks associated with international investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See "What Additional Investment Policies
               And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolio, see "How Are Shares Purchased And Redeemed?"
BLACKROCK
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. The figure shown under "Other expenses" is estimated for the current fiscal year. An example based on the summary is also shown.

                                                 MICRO-CAP
                                              EQUITY PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees                                             1.10%
Other operating expenses                                   .65
                                                      --------
 Administration fees (after fee waivers)(/1/)     .20
 Shareholder servicing fees                       .15
 Other expenses                                   .30
                                              -------
Total Portfolio operating expenses
 (after fee waivers)(/1/)                                 1.75%
                                                      ========

(1) BlackRock and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operat-ing expenses through the fiscal year ending September 30, 1998 at the lev-els set forth in the table. Without waivers, "Total Portfolio operating ex-penses" would be 1.78%.

EXAMPLE

An investor in Service Shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                   ONE YEAR                                        THREE YEARS
                     $18                                               $55

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Port-folio's investment adviser or other institutions directly on their customer ac-counts in connection with investments in the Portfolio. For a detailed descrip-tion of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The Micro-Cap Equity Portfolio of BLACKROCK FUNDS is one of thirteen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the eq-uity sector. Nine of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     The Micro-Cap Equity Portfolio seeks to provide long-term capi-
OBJECTIVE      tal appreciation.

INVESTMENT     Pursues micro cap equity securities with earnings visibility
STYLE          and earnings growth potential. Emphasizes micro cap equity se-
               curities which the sub-adviser considers to have favorable and above-average earnings growth prospects.

PORTFOLIO      Equity securities with growth rate estimates in excess of aver-
EMPHASIS       age for benchmark and capitalizations of $25 million to $300 million.

               The Portfolio will invest primarily in micro cap companies that have revenue and earnings growth visibility of 20% or higher. Generally, only companies in the top 40th percentile of the mi-cro cap sector, with respect to revenue and earnings growth visibility, will be considered appropriate investments. Such companies will generally have debt which does not exceed 40% of its capitalization.

IMPORTANT      In certain investment cycles and over certain holding periods,
RISK           an equity fund that invests in micro cap stocks may perform
CONSIDERATIONS above or below the market. An investment program that combines multiple disciplines across different styles and market capitalizations allows investors to select from various product options in a way that most closely fits the investor's investment goals. The BlackRock Micro-Cap Equity Portfolio should be considered an aggressive allocation within an overall investment strategy.

                                       5.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the Micro-Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securi-ties of micro cap issuers. The Portfolio defines micro cap issuers as those with $25 million to $300 million in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity securities include common stock and preferred stock (including convert-ible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depository receipts.

MICRO CAP ISSUERS. Micro cap issuers will normally have more limited product lines, markets and financial resources and will be dependent upon a more lim-ited management group than larger capitalized companies. In addition, many mi-cro cap companies are not well known to the investing public, do not have sig-nificant institutional ownership and are followed by relatively few securities analysts, with the result that there may be less publicly available information concerning such companies in comparison with the information relating to compa-nies with larger market capitalizations. Also, the securities of micro cap com-panies are often traded in the over-the-counter markets and may have fewer mar-ket makers and wider spreads between their quoted bid and asked prices, and concomitantly lower trading volumes. This may result in comparatively greater price volatility and less liquidity than the securities of larger, more estab-lished companies, particularly those traded on the New York or American Stock Exchanges.

There have been instances of fraud in the micro cap market, including the ma-nipulation of micro cap stocks by brokers, issuers and promoters to benefit themselves at the expense of investors. No assurance can be given that the Mi-cro-Cap Equity Portfolio will not suffer losses due to fraudulent activity in the market in which it invests.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described below under "International Investing."

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of

                                       6.

--------------------------------------------------------------------------------
funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary pol-icies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securi-ties, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate premiums on outstand-ing options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted op-tions are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets,

                                       7.

-------------------------------------------------------------------------------
although the Portfolio will not purchase or sell a futures contract unless im-mediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make deliv-ery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional In-formation.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without lim-itation in high quality money market instruments. The Portfolio may also in-vest in high quality money market instruments pending investment or to meet anticipated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market

                                      8.

--------------------------------------------------------------------------------
action. When-issued and forward commitment transactions involve the risk, how-ever, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual mar-ket conditions.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from fi-nancial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. Secu-rities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of an-other investment company, the Portfolio would bear, along with other sharehold-ers, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buy-ers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-ad-viser that an adequate trading market exists for the

                                       9.

--------------------------------------------------------------------------------
securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institu-tional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 150%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      10.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      11.

-------------------------------------------------------------------------------
WHO MANAGES THE FUND?
-------------------------------------------------------------------------------

BOARD OF         The business and affairs of BlackRock Funds are managed un-
TRUSTEES         der the direction of the Board of Trustees. The following
                 persons currently serve as trustees of BlackRock Funds:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                 Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Asso-ciates, Inc.

                 The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND
SUB-ADVISER      The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
                 BlackRock (formerly PNC Asset Management Group, Inc.) was organized in 1994 to perform advisory services for invest-ment companies, and has its principal offices at 345 Park
                 Avenue, New York, New York 10154. BlackRock is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 The sub-adviser to the Portfolio is BlackRock Financial Man-agement, Inc., an affiliate of BlackRock, with primary of-fices at 1600 Market Street, 27th Floor, Philadelphia, Penn-sylvania 19103. BFM is a registered investment adviser. Wil-liam J. Wykle and Thomas Callan serve as portfolio managers of the Portfolio. Mr. Wykle has been an investment manager at the sub-adviser since 1995. From 1986 to 1995, Mr. Wykle was an investment manager with PNC Bank. Mr. Callan has been an investment manager at the sub-adviser since 1996, prior to which he was an equity analyst with PNC Bank since 1993. Prior to 1993, Mr. Callan was a Trust Department Trainee at PNC Bank.

                 As adviser, BlackRock is responsible for the overall invest-ment management of the Portfolio. The sub-adviser is respon-sible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. The sub-adviser also provides research and credit analysis.

                 THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

                 . BlackRock Financial Management, Inc.: Domestic and non-
                  dollar fixed income; Growth equity; Value equity.

                 . BlackRock International, Ltd.: International equity.

                 . BlackRock Institutional Management Corp.: Money market.

                                      12.

--------------------------------------------------------------------------------

               For their investment advisory and sub-advisory services, BlackRock and the sub-adviser are entitled to fees, computed daily on a portfolio-by-portfolio basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" BlackRock and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                     1.10%                       .950%
            $1 billion -- $2 billion             1.05                        .900
            $2 billion -- $3 billion             1.025                       .875
            greater than $3 billion              1.00                        .850

               BFM strives to achieve best execution on all transactions. In-frequently, brokerage transactions for the Portfolio may be di-rected to registered broker/dealers who have entered into dealer agreements with the Fund's distributor.


ADMINISTRATORS BlackRock, PFPC Inc. ("PFPC") and BlackRock Distributors, Inc.
               ("BDI") (the "Administrators") serve as the Fund's co-adminis-trators. BlackRock and PFPC are indirect wholly-owned subsidi-aries of PNC Bank Corp. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the out-standing stock of PDI is owned by its officers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock is entitled to re-ceive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets. PFPC and BDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and
               (ii) .115% of the first $500 million of the average daily net assets allocated to Service Shares of the Portfolio, .105% of the next $500 million of such average daily net assets and .095% of the average daily net assets allocated to Service Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their adminis-tration fees from the Portfolio.

               For information about the operating expenses the Portfolio ex-pects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER       PNC Bank, whose principal offices are located at 1600 Market
AGENT,         Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DIVIDEND       lio's custodian and PFPC serves as its transfer agent and divi-
DISBURSING     dend disbursing agent. PFPC has its principal offices at 400
AGENT AND      Bellevue Parkway, Wilmington, Delaware 19809.
CUSTODIAN

                                      13.

-------------------------------------------------------------------------------

SHAREHOLDER
SERVICING        The Fund intends to enter into service arrangements with in-
                 stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the follow- ing services: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing dividend payments from the Fund on behalf of customers; pro-viding sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account desig-nations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.


EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custo-dian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of addi-tional information and of printing and distributing prospec-tuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not be-long to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      14.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BDI as distributor (the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to ap-plicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combina-tion with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, In-stitutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Service Shares and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the

                                      15.

-------------------------------------------------------------------------------
Administrators and the Distributor will employ reasonable procedures to con-firm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemption order if, in the judgment of BlackRock, an earlier payment could adversely affect the Portfolio. No charge for wiring redemption payments is imposed by the Fund, although Institutions may charge their cus-tomer accounts for redemption services. Information relating to such redemp-tion services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund reserves the right to redeem Service Shares in any shareholder's ac-count if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 upon thirty days' written notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the account falls below that minimum, the customer may be obli-gated to redeem all or part of his or her shares in the Portfolio to the ex-tent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular dis-tributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in the Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Auto-matic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

                                      16.

--------------------------------------------------------------------------------

HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern
Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Service Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      17.

--------------------------------------------------------------------------------

HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum tax purposes. The dividends received deduction is not avail-able for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      18.

--------------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-eight investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus re-lates only to Service Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan. In ad-dition, each class of Investor Shares is sold with different sales charges. Be-cause of these "class expenses" and sales charges, the performance of the Port-folio's Institutional Shares is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of each of the Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's three classes of Investor Shares. The per-formance of each class of Investor Shares may be different. The Portfolio of-fers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Portfolio's Institutional or In-vestor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or
(800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On January 23, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.


                                      19.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and cap-ital gain distributions made by the Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The performance of the Portfolio's Service Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Portfolio's Service Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Mi-cro Cap Fund Index and the Financial Times World Stock Index, as well as the Wilshire MicroCap Index. Performance information may also include evaluations of the Portfolio and its Service Shares published by nationally recognized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This informa-tion may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred in-vesting.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, oper-ating expenses and market conditions. Any fees charged by brokers or other in-stitutions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calcula-tions.

                                      20.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION            HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL
 WHOLESALERS/BROKER-DEALER
 SUPPORT:                    9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
                             Monday through Friday     toll-free 888-825-2257

 PORTFOLIO MANAGERS
 COMMENTARY:                 24 Hours, 7 days a week   toll-free 800-FUTURE4
 (Audio recording updated                              toll-free 800-388-8734
 periodically)

 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:           24 Hours, 7 days a week   toll-free 800-441-7764

 ACCOUNT SERVICE
 REPRESENTATIVES:            8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 Available to discuss        Monday through Friday
 account balance
 information, mutual fund
 prospectus, literature and
 discuss programs and
 services available.

 PURCHASES AND REDEMPTIONS:  8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
                             Monday through Friday

 WORLD WIDE WEB:             24 Hours, 7 days a week   http://www.blackrock.com
 Access general fund
 information and specific
 fund performance. Request
 mutual fund prospectuses
 and literature. Forward
 mutual fund inquiries.

 E-MAIL:
 Request prospectuses and    24 Hours, 7 days a week   funds@blackrock.com
 literature. Forward mutual
 fund inquiries.

 WRITTEN CORRESPONDENCE:     POST OFFICE BOX ADDRESS   STREET ADDRESS
                             BlackRock Funds           BlackRock Funds
                             c/o PFPC Inc.             c/o PFPC Inc.
                             P.O. Box 8907             400 Bellevue Parkway
                             Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      21.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $15 billion in 32 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style/SM/.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market